Average Annual Total Returns - ETF - Vanguard Emerging Markets Stock Index Fund	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV 5 Years	ETF Shares Based on NAV 10 Years	ETF Shares Return After Taxes on Distributions 1 Year	ETF Shares Return After Taxes on Distributions 5 Years	ETF Shares Return After Taxes on Distributions 10 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price 5 Years	ETF Shares Based on Market Price 10 Years	FTSE Emerging Markets All Cap China A Inclusion Index (reflects no deduction for fees or expenses) 1 Year	FTSE Emerging Markets All Cap China A Inclusion Index (reflects no deduction for fees or expenses) 5 Years	FTSE Emerging Markets All Cap China A Inclusion Index (reflects no deduction for fees or expenses) 10 Years	FTSE Emerging Index (reflects no deduction for fees or expenses) 1 Year	FTSE Emerging Index (reflects no deduction for fees or expenses) 5 Years	FTSE Emerging Index (reflects no deduction for fees or expenses) 10 Years	Spliced Emerging Markets Index (reflects no deduction for fees or expenses) 1 Year	Spliced Emerging Markets Index (reflects no deduction for fees or expenses) 5 Years	Spliced Emerging Markets Index (reflects no deduction for fees or expenses) 10 Years	FTSE Emerging Markets All Cap China A Inclusion Fair Market Value Index (reflects no deduction for fees or expenses) 1 Year	FTSE Emerging Markets All Cap China A Inclusion Fair Market Value Index (reflects no deduction for fees or expenses) 5 Years	FTSE Emerging Markets All Cap China A Inclusion Fair Market Value Index (reflects no deduction for fees or expenses) 10 Years	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 1 Year	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 5 Years	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 10 Years
Total	15.32%	11.73%	3.13%	14.66%	10.93%	2.44%	9.33%	9.12%	2.26%	15.18%	11.86%	3.10%	15.51%	11.38%	3.36%	15.17%	12.40%	3.45%	15.51%	11.67%	3.22%	15.43%	11.45%	3.36%	11.24%	9.07%	5.22%